Exhibit 99.11

Monthly Investor Report: Verizon Master Trust - VZMT 2024-8

Collection Period	May 2025
Payment Date	6/20/2025
Transaction Month	7
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note/ Note Balance	SOFR: Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	11/22/27	11/20/30	$816,010,000		4.62%			4.62%
Class A-1b	11/22/27	11/20/30	$75,000,000	31	SOFR30A + 0.42%	6/12/25	4.30385%	4.72%
Class B	11/22/27	11/20/30	$68,120,000		4.82%			4.82%
Class C	11/22/27	11/20/30	$40,870,000		4.99%			4.99%

Total			$1,000,000,000

Series Alloc % x Group One Available Funds								$70,970,935.10
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption								$0.00

Total Available Funds								$70,970,935.10

Beginning of Period Reserve Account Balance								$10,899,182.56
Required Reserve Amount								$10,899,182.56
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								$0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$10,899,182.56

Waterfall Distribution			Amount Due	Amount Paid	Shortfall	Carryover Shortfall		Remaining Available Funds
Master Collateral Agent Fee			$73.86	$73.86	$0.00	$0.00		$70,970,861.24
Owner Trustee Fee			$0.00	$0.00	$0.00	$0.00		$70,970,861.24
Asset Representations Reviewer Fee			$40.81	$40.81	$0.00	$0.00		$70,970,820.43
Supplemental ARR Fee			$163.23	$163.23	$0.00	$0.00		$70,970,657.20
Indenture Trustee Fee			$1,250.00	$1,250.00	$0.00	$0.00		$70,969,407.20
Servicing Fee			$762,699.92	$762,699.92	$0.00	$0.00		$70,206,707.28
Class A-1a Note Interest			$3,141,638.50	$3,141,638.50	$0.00	$0.00		$67,065,068.78
Class A-1b Note Interest			$305,081.98	$305,081.98	$0.00	$0.00		$66,759,986.80
First Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$66,759,986.80
Class B Note Interest			$273,615.33	$273,615.33	$0.00	$0.00		$66,486,371.47
Second Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$66,486,371.47
Class C Note Interest			$169,951.08	$169,951.08	$0.00	$0.00		$66,316,420.39
Third Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$66,316,420.39
Reserve Account up to Required Reserve Amount			$0.00	$0.00	$0.00	$0.00		$66,316,420.39
Regular Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$66,316,420.39
Supplemental Successor Servicer Fee			$0.00	$0.00	$0.00	$0.00		$66,316,420.39
Additional Interest Amounts			$0.00	$0.00	$0.00	$0.00		$66,316,420.39
Make-Whole Payments			$0.00	$0.00	$0.00	$0.00		$66,316,420.39
Additional Fees and Expenses			$0.00	$0.00	$0.00	$0.00		$66,316,420.39
Additional Trust Expenses			$0.00	$0.00	$0.00	$0.00		$66,316,420.39
Class R Interest			$66,316,420.39	$66,316,420.39	$0.00	$0.00		$0.00

Total			$70,970,935.10	$70,970,935.10	$0.00	$0.00

Total Priority, Regular and Accelerated Principal Payments								$0.00

Noteholder Payments			Note Balance Payments	PFA Account Payment	Interest Payment	Add’l Interest Amount	Make-Whole Payment	Total Payment
Class A-1a			$0.00	$0.00	$3,141,638.50	$0.00	$0.00	$3,141,638.50
Class A-1b			$0.00	$0.00	$305,081.98	$0.00	$0.00	$305,081.98
Class B			$0.00	$0.00	$273,615.33	$0.00	$0.00	$273,615.33
Class C			$0.00	$0.00	$169,951.08	$0.00	$0.00	$169,951.08

Total			$0.00	$0.00	$3,890,286.89	$0.00	$0.00	$3,890,286.89

Noteholder Payments	Note Balance per $1,000 of Notes	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
		Total Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.85	$0.00	$3.85	$816,010,000.00	$1.00	$816,010,000.00	$1.00
Class A-1b	$1,000.00	$4.07	$0.00	$4.07	$75,000,000.00	$1.00	$75,000,000.00	$1.00
Class B	$1,000.00	$4.02	$0.00	$4.02	$68,120,000.00	$1.00	$68,120,000.00	$1.00
Class C	$1,000.00	$4.16	$0.00	$4.16	$40,870,000.00	$1.00	$40,870,000.00	$1.00

Total	$1,000.00	$3.89	$0.00	$3.89	$1,000,000,000.00	$1.00	$1,000,000,000.00	$1.00

					Beginning Period		Add: Deposit	Ending Period
Principal Funding Account Limit					$500,000,000.00			$500,000,000.00
Principal Funding Account Balance					$0.00		$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.